CONDENSED INTERIM BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 2,249,887	$ 2,159,313
Short term deposits	5,529,529	2,000,000
Trade receivables	257,481	185,494
Other current assets	405,903	283,010
Inventories	304,990	204,480
TOTAL CURRENT ASSETS	8,747,790	4,832,297
NON-CURRENT ASSETS:
Restricted deposit	86,467	80,721
Prepaid expenses	20,536	12,153
Operating lease right-of-use asset	591,414	273,925
Property and equipment, net	96,964	106,224
TOTAL NON-CURRENT ASSETS	795,381	473,023
TOTAL ASSETS	9,543,171	5,305,320
CURRENT LIABILITIES:
Trade payables	71,188	116,491
Operating lease liabilities	274,110	245,682
Other current liabilities	1,368,717	966,612
TOTAL CURRENT LIABILITIES	1,714,015	1,328,785
Operating lease liabilities, net of current portion	304,893	61,002
Derivative warrant liabilities		758,872
TOTAL NON-CURRENT LIABILITIES	304,893	819,874
SHAREHOLDERS’ DEFICIT
Ordinary shares, NIS 0.02 par value: Authorized 200,000,000 as of June 30, 2026 and December 31, 2025; Issued and outstanding 29,162,475 and 19,666,030 shares as of June 30, 2026 and as of December 31, 2025, respectively	173,339	111,163
Additional paid-in capital	46,576,209	37,934,948
Accumulated losses	(39,225,285)	(34,889,450)
TOTAL SHAREHOLDERS’ EQUITY	7,524,263	3,156,661
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 9,543,171	$ 5,305,320